Summary of Financial Instruments were Denominated in U S Dollars (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash			$ 96,626		$ 65,081
Accounts receivable			372,336		322,585
Accounts payable and accrued liabilities			$ (274,489)		$ (209,625)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				$ 957		$ 1,720
Accounts receivable				482
Accounts payable and accrued liabilities				(20,655)		(13,221)
Net foreign currency exposure				(19,216)		(11,501)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net loss	$ (192)	$ (115)
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				49,302		39,636
Accounts receivable				181,609		152,216
Accounts payable and accrued liabilities				(122,417)		(98,008)
Long-term liabilities, excluding long-term incentive plans				(7,747)		(8,023)
Net foreign currency exposure				$ 100,747		$ 85,821
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss	$ 1,007	$ 858